Non-controlling interest (Tables)	12 Months Ended
Aug. 31, 2022
Non-controlling Interest
Schedule of Changes to the non-controlling interest

	2022	2021
Balance at beginning of year	$(1,533)	$(254)
Non-controlling interest’s 45% share of Buckreef Gold’s comprehensive earnings (loss)	3,894	(1,279)
Balance at end of year	$2,361	$(1,533)

Schedule of summarized financial information

	2022	2021
Current assets	$7,253	$2,920
Long term assets	53,789	33,535
Current liabilities	(8,602)	(2,908)
Provision for reclamation	(2,815)	(2,681)
Advances from parent	(37,725)	(33,728)

Revenue	15,094	-
Comprehensive earnings (loss) for the year	$8,651	$(2,841)